Advance from Customers and Contract Liabilities	12 Months Ended
Dec. 31, 2024
Advance From Customers And Contract Liabilities [Abstract]
Advance From Customers And Contract Liabilities
8.	Advance from Customers and Contract Liabilities
(a) Advance from Customers
As of December 31,

2020
, advance from customers consisted of prepaid rent received from tenants of $69,508 thousand from Nam Tai Inno Park and $214 thousand from the existing factory building located on the site of Nam Tai Inno Valley, Tang Xi, Shanghai and Wuxi. For
2021
, advance from customers consisted of prepaid rent received from tenants of $5,124 thousand from Nam Tai Inno Park, prepaid VAT of $2,001 thousand from Nam Tai
•

Longxi and $284 thousand from the existing factory building located on the site of Nam Tai Inno Valley, Tang Xi, Shanghai and Wuxi. For
2022
, advance from customers consisted of prepaid rent received from tenants of $5,522 thousand from Nam Tai Inno Park, prepaid VAT of $1,232 thousand from Nam Tai
•
Longxi and $199 thousand from the existing factory building located on the site of Nam Tai Inno Valley, Tang Xi, Shanghai and Wuxi. For
2023
, advance from customers consisted of prepaid rent received from tenants of $5,293 thousand from Nam Tai Inno Park, prepaid VAT of $59 thousand from Nam Tai
•
Longxi and $246 thousand from the existing factory building located on the site of Nam Tai Inno Valley, Tang Xi, Shanghai and Wuxi. For
2024
, advance
from customers consisted of advance
payment of government compensation for expropriation of $14,812 thousand, prepaid rent received from tenants of $525 thousand from Nam Tai Inno Park, prepaid VAT of $462 thousand from Nam Tai
•
Longxi and $227 thousand from the existing factory building located on the site of Nam Tai Inno Valley, Tang Xi and Wuxi.
(b) Contract Liabilities
Contract liabilities represent prepayments from customers and non-monetary
consideration. Contract liabilities are recognized as revenue when the control of properties is delivered to customers.
The following table shows the amount of revenue recognized that was included in contract liabilities as at December 31, 2020, 2021, 2022, 2023 and 2024:

December 31, 2020	$—

Revenue recognized in 2021	—
Increase in contract liabilities	58,827
Exchange difference	676

December 31, 2021	$59,503

Revenue recognized in 2022	(26,946)
Increase in contract liabilities	25,777
Exchange difference	(4,288)

December 31, 2022	$54,046

Revenue recognized in 2023	(58,372)
Increase in contract liabilities	10,117
Exchange difference	(3,982)

December 31, 2023	$1,809

Revenue recognized in 2024	(4,125)
Increase in contract liabilities	9,855
Exchange difference	17

December 31, 2024	$7,556

The following table presents the contract balances as of December 31, 2020, 2021, 2022, 2023 and 2024:

Year ended December 31,	2020	2021	2022	2023	2024
	(’000)	(’000)	(’000)	(’000)	(’000)
Contract liabilities	—	59,503	54,046	1,809	7,556

Total	$—	$59,503	$54,046	$1,809	$7,556